BALANCE SHEET COMPONENTS - Estimated Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2024	$ 866
2025	818
2026	740
2027	730
2028	80
Thereafter	118
Total future amortization expense	$ 3,352